Current and deferred income tax (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred tax on net operating losses		$ 93,385	$ 154,261
Total amount of unused tax losses		349,232
Contingent liabilities		430,567	478,329
Fines and interests	$ 18,300
Expiration Limit Of 5 Years [Member]
IfrsStatementLineItems [Line Items]
Deferred tax on net operating losses		1,174,837	$ 82
Expiration Limit Of 17 Years [Member]
IfrsStatementLineItems [Line Items]
Total amount of unused tax losses		811,564
Expiration Limit Of 20 Years [Member]
IfrsStatementLineItems [Line Items]
Total amount of unused tax losses		$ 13,958